000 B000000 05/31/99
000 C000000 0000859903
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT EQUITY FUND
001 B000000 811-6033
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  1
007 C010100  1
007 C020100 1990 SERIES
007 C030100 N
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
020 A000001 SALOMON SMITH BARNEY
020 B000001 13-3082694
020 C000001     16
020 A000002 MERRILL LYNCH, PIERCE, FENNER & SMITH, INC.
020 B000002 13-5674085
020 C000002     12
020 A000003 PAINEWEBBER INC.
020 B000003 13-2638166
020 C000003      5
020 A000004 DONALDSON LUFKIN & JENERETTE SECURITIES CORP.
020 B000004 13-2741729
020 C000004      5
020 A000005 EDWARD JONES
020 B000005 43-0345811
020 C000005      3
020 A000006 EDWARDS (A.G.) & SONS
020 B000006 43-0895447
020 C000006      3
020 A000007 MORGAN (JP) SECURITIES
020 B000007 13-3224016
020 C000007      2
020 A000008 BEAR STEARNS & CO
020 B000008 13-3299429
020 C000008      2
020 A000009 PRUDENTIAL-AMERICAN SECURITIES
020 B000009 92-2785464
020 C000009      2
020 A000010 SUNAMERICA SECURITIES
020 B000010 86-0273618
020 C000010      1
021  000000       70
022 A000001 FUJI SECURITIES INC.
022 B000001 36-2880742
022 C000001    207872
022 D000001    204173
022 A000002 SALOMON BROTHERS
022 B000002 13-3082694
022 C000002    101953
022 D000002     97454
022 A000003 LEHMAN BROTHERS
022 B000003 13-2518466
022 C000003     41257
022 D000003     36635
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000     351082
023 D000000     338262
077 A000000 Y
077 B000000 Y
078  000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
011 A000101 LORD ABBETT DISTRIBUTOR LLC
011 B000101 8-216
011 C010101 NEW YORK
011 C020101 NY
011 C030101 10153
011 C040101 0101
018  000100 Y
019 A000100 Y
019 B000100   39
019 C000100 LORDABBETT
028 A010100         0
028 A020100      5751
028 A030100         0
028 A040100       749
028 B010100         0
028 B020100         0
028 B030100         0
028 B040100       875
028 C010100         0
028 C020100         0
028 C030100         0
028 C040100       501
028 D010100         0
028 D020100         0
028 D030100         0
028 D040100      1133
028 E010100         0
028 E020100         0
028 E030100         0
028 E040100       587
028 F010100         0
028 F020100         0
028 F030100         0
028 F040100       333
028 G010100         0
028 G020100      5751
028 G030100         0
028 G040100      4178
028 H000100         0
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100 100
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100   0
043  000100    156
044  000100      0
049  000100 N
050  000100 N
051  000100 N
052  000100 N
053 A000100 N
062 A000100 N
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100     35823
071 B000100     43229
071 C000100     60546
071 D000100   37
072 A000100 12
072 B000100      739
072 C000100      948
072 D000100        0
072 E000100        0
072 F000100      406
072 G000100        0
072 H000100        0
072 I000100       98
072 J000100        0
072 K000100        0
072 L000100       20
072 M000100        2
072 N000100        0
072 O000100       10
072 P000100        0
072 Q000100        0
072 R000100       25
072 S000100        0
072 T000100      156
072 U000100        0
072 V000100        0
072 W000100      131
072 X000100      848
072 Y000100        4
072 Z000100      843
072AA000100     4746
072BB000100        0
072CC010100      357
072CC020100        0
072DD010100      595
072DD020100        0
072EE000100     5154
073 A010100   0.2500
073 A020100   0.0000
073 B000100   2.1700
073 C000100   0.0000
074 A000100      407
074 B000100        0
074 C000100     1690
074 D000100    10484
074 E000100        0
074 F000100    52690
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100     1464
074 K000100        0
074 L000100       96
074 M000100        0
074 N000100    66831
074 O000100     2075
074 P000100        0
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100      194
074 S000100        0
074 T000100    64562
074 U010100     2199
074 U020100        0
074 V010100    29.36
074 V020100     0.00
074 W000100   0.0000
074 X000100     3309
074 Y000100        0
075 A000100        0
075 B000100    62430
076  000100     0.00

080 A000100 ICI MUTUAL INSURANCE INC.
080 C000100    25000
081 A000100 Y
081 B000100  38
082 A000100 N
082 B000100        0
083 A000100 N
083 B000100        0
084 A000100 N
084 B000100        0
085 A000100 Y
085 B000100 N
SIGNATURE   JOSEPH VAN DYKE
TITLE       \ASSISTANT TREASURER


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees
Lord Abbett Equity Fund:

In planning and performing our audit of the financial statements of Lord Abbett Equity Fund (the "Fund") for the year ended May 31, 1999 (on which we have issued our report dated July 9, 1999), we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, and not to provide assurance on the Fund's internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control, misstatements due to errors or fraud may occur and not be detected. Also, projections of any evaluation of internal control to future periods are subject to the risk that the internal control may become inadequate because of changes in conditions, or that the degree of compliance with policies and procedures may deteriorate.

Our consideration of the Fund's internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the Fund's internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of May 31, 1999.

This report is intended solely for the information and use of management, the Board of Trustees of Lord Abbett Equity Fund, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



July 9, 1999